MANAGEMENT'S PLANS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
MANAGEMENT'S PLANS [Abstract]
Approximate cash position	$ 4,500,000	$ 2,000,000
Approximate monthly expenditures	275,000	270,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	20,000,000	20,000,000
Term of agreement with institutional investor	30 months
Remaining available amount	18,619,512	19,343,840
Proceeds from equity private placement	3,090,000
Number of options that could potentially be exercised that are expiring during 2014	1,002,000
Debt Service
Operational Funding		2014-09
Number of options outstanding for additional funding		1,441,000
Exercise price of option one	$ 0.72	$ 0.34
Exercise price of option two		$ 0.72
Estimated proceeds from options exercises	$ 720,000	$ 873,000
Warrants expiration date		2014
Options expiration year	2014